Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense (benefit) are as follows:

	Three month periods ended
	March 31, 2014	March 31, 2013
Current income tax
Foreign	$2,423	$1,415
Deferred income tax
Foreign	548	216
Total Provision for Income tax	$2,971	$1,631
Effective income tax rate	-173%	39%

The components of income tax expense (benefit) are as follows:

	Years Ended
	Dec 31, 2013	Dec 31, 2012
Current income tax
Foreign	4,183	2,421
Deferred income Tax
Foreign	4,513	802
Total Provision for Income tax	8,696	3,223

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate in Colombia to the Company’s effective tax rate is as follows:

	Dec 31, 2013	Dec 31, 2012
Income tax expense at statutory rates	34.0%	33.0%

Non-deductible expenses	6.5%	4.80%
Non-taxable income	(12.2)%	(5.80)%
Effective tax rate	28.3%	32.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company has the following net deferred tax assets (in thousands):

December 31, 2013
Deferred tax assets:
Accounts Receivable Clients - Delivered	517
Accounts Receivable Clients - Poc	849
Depreciation	466
Provision Inventory	489
Total deferred tax assets	2,321

Deferred tax liabilities:
Inventory Not delivered	404
Accounts Receivable Clients - Poc	4,706
Depreciation	566
Financials Liabilities	78
Provision Accounts Receivable	944
Total deferred tax liabilities	6,698